Investment Strategy	Jun. 30, 2026
State Street Blackstone High Income ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, Blackstone Liquid Credit Strategies LLC (the “Sub-Adviser”) will invest the Fund's assets primarily in U.S. dollar denominated high yield debt securities. High yield debt securities include high yield corporate bonds, senior loans and debt tranches of U.S. collateralized loan obligations (“CLOs”). The Fund will invest in CLOs to gain indirect exposure to senior loans. High yield debt securities (commonly known as “junk” bonds) are securities that are rated at the time of investment BB+ or lower by S&P Global Ratings or Fitch Ratings Inc., Ba1 or lower by Moody's Investors Service, Inc. or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, determined by the Sub-Adviser to be of comparable quality. The Fund may invest in debt securities of any maturity. The Fund may invest up to 100% of its net assets in either high yield corporate bonds or senior loans. The Fund's investments in CLOs will not exceed 15% of its net assets (measured at the time of investment). In pursuing its investment objective, the Fund seeks to outperform a composite benchmark comprising 50% high yield bonds and 50% high yield senior loans with less volatility than the general bond and loan markets over full market cycles. The high yield bond portion of the composite benchmark is represented by the ICE BofA US High Yield Constrained Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index.The Fund seeks to maximize performance while minimizing risk (“risk-adjusted returns”) by investing in high yield corporate bonds, senior loans, and debt tranches of U.S. CLOs using a top-down asset allocation approach coupled with bottom-up security selection. The top-down asset allocation approach evaluates macroeconomic, technical, fundamental, and relative value factors to determine allocation weights among the asset classes that the Sub-Adviser believes will result in the best long-term risk-adjusted returns compared to the composite benchmark. The bottom-up security selection process relies on fundamental credit research to dictate security selection within each asset class, seeking to capture credit risk premium by exploiting potential mispricing at the individual security level. When constructing the Fund's portfolio, the Sub-Adviser manages the Fund's asset class, industry, ratings, liquidity and issuer exposures in an effort to optimize the Fund's risk-adjusted returns. The Fund's investment strategy may result in a high portfolio turnover rate.High Yield Corporate BondsWith respect to the high yield corporate bond portion of the Fund's portfolio, the Sub-Adviser applies a systematic approach to security selection and portfolio construction. This approach focuses on the credit risk of companies issuing the corporate bonds (i.e., the risk of loss due to the uncertainty in a debtor's ability to meet its financial obligations). Under normal circumstances, the Sub-Adviser utilizes a proprietary model (the “Model”) that incorporates data including but not limited to fundamental balance-sheet information, real-time information embedded in equity and options markets, and a database of historical defaults. The Model seeks to identify the most liquid, positively mispriced credit issues, while minimizing exposure to systematic credit risks (e.g., macroeconomic risks such as interest rate and currency fluctuations, market volatility, and industry or sector risk). The Sub-Adviser uses a variety of risk-management tools to produce risk measures for investments that are monitored in “real-time,” providing potential early-warning capabilities. Using information provided by the Model, the Sub-Adviser seeks to construct a high yield corporate bond portfolio that delivers excess returns compared to the ICE BofA US High Yield Constrained Index. The Sub-Adviser also seeks to actively diversify exposure in an attempt to mitigate risk specific to individual issuers or sectors in the Fund's high yield corporate bond portfolio, and seeks to generate returns through its integration of technology, infrastructure, ongoing research, and credit expertise. Senior Loans and CLOsWith respect to the senior loan portion of the Fund's portfolio, the Sub-Adviser seeks to construct a portfolio of senior loans and CLOs that provide exposure to senior loans utilizing a traditional bottom-up discretionary approach to credit selection that relies on fundamental credit analysis in an effort to minimize the loss of the Fund's capital. The Fund invests predominantly in senior loans that are made to businesses operating in North America, but may also invest in senior loans made to businesses operating outside of North America. The Fund may invest in senior loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of senior loans from third parties, or participations in senior loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. Under normal market conditions, it is expected that the Fund's senior loan investments will maintain an average interest rate duration of less than 90 days. Loan interest rate duration is based on the actual remaining time until the applicable reference rate is reset for each individual loan. In addition, when making investments, the Sub-Adviser seeks to maintain appropriate liquidity and price transparency for the Fund. The Sub-Adviser expects to invest in senior loans, either directly or indirectly through CLOs, possessing the following attributes, which it believes will help generate higher risk-adjusted total returns:Leading, defensible market positions. The Sub-Adviser intends to invest in senior loans made to companies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Sub-Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.Investing in companies with positive cash flow. The Sub-Adviser intends to invest in senior loans made primarily to established companies which have demonstrated a record of profitability and cash flows over several economic cycles. The Sub-Adviser believes such companies are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Sub-Adviser does not intend to invest primarily in start-up companies, companies in turnaround situations or companies with speculative business plans.Proven management teams. The Sub-Adviser intends to focus on investments in senior loans made to companies that have experienced management teams with established track records of success. The Sub-Adviser will typically require companies to have in place proper incentives to align management's goals with the Fund's goals.Private equity sponsorship. The Sub-Adviser may seek to invest in senior loans made to issuers sponsored by what it believes to be high-quality private equity firms. The Sub-Adviser believes that a private equity sponsor's willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise.Diversification, concentration and reliance on other lenders. The Sub-Adviser will seek to invest broadly among companies and industries, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Fund's portfolio. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries. Loans, and the collateral securing them, are typically monitored by agents for the lenders, which may be the originating bank or banks. The Fund may be affected by the creditworthiness of the agent bank and other intermediate participants in a senior loan, in addition to the borrower, since rights that may exist under the loan against the borrower if the borrower defaults are typically asserted by or through the agent bank or intermediate participant. Agents are typically large commercial banks, although for senior loans that are not broadly syndicated they can also include thrift institutions, insurance companies or finance companies (or their affiliates). Such companies may be especially susceptible to the effects of changes in interest rates resulting from changes in U.S. or foreign fiscal or monetary policies, governmental regulations affecting capital raising activities or other economic or market fluctuations.Other InvestmentsIn seeking to achieve risk-adjusted returns, the Fund may also invest in bonds and CLOs rated investment grade as measured at the time of investment. The Fund may also invest in US Treasuries and Notes, and Federal Agency issued securities for cash management purposes. The Fund may also invest in repurchase agreements and may enter into reverse repurchase agreements to reduce cash drag. The Fund may invest in derivatives including futures and forward contracts, and swaps (including total return swaps, and interest rate and credit default swaps) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. In addition, the Fund may use government bond futures for hedging purposes. The Fund may also invest in exchange traded funds (“ETFs”) as a way to gain exposure to certain asset classes and/or securities that are consistent with the principal investment strategy of the Fund. The Fund may invest in certain ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.Sale of Fund InvestmentsIf circumstances cause the Sub-Adviser to determine there is a likelihood the value of an existing investment will decline over time, the Fund may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser's determination may, but will not necessarily, coincide with a downgrade of a senior loan, high yield corporate bond or other security's credit rating.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	High yield debt securities include high yield corporate bonds, senior loans and debt tranches of U.S. collateralized loan obligations (“CLOs”). The Fund will invest in CLOs to gain indirect exposure to senior loans. High yield debt securities (commonly known as “junk” bonds) are securities that are rated at the time of investment BB+ or lower by S&P Global Ratings or Fitch Ratings Inc., Ba1 or lower by Moody's Investors Service, Inc. or equivalent ratings by another nationally recognized statistical rating organization, or if unrated, determined by the Sub-Adviser to be of comparable quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to maximize performance while minimizing risk (“risk-adjusted returns”) by investing in high yield corporate bonds, senior loans, and debt tranches of U.S. CLOs using a top-down asset allocation approach coupled with bottom-up security selection. The top-down asset allocation approach evaluates macroeconomic, technical, fundamental, and relative value factors to determine allocation weights among the asset classes that the Sub-Adviser believes will result in the best long-term risk-adjusted returns compared to the composite benchmark. The bottom-up security selection process relies on fundamental credit research to dictate security selection within each asset class, seeking to capture credit risk premium by exploiting potential mispricing at the individual security level.
State Street Blackstone Senior Loan ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In pursuing its investment objective, the Fund seeks to outperform the Morningstar LSTA US Leveraged Loan Index (the “Index”) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in Senior Loans.For purposes of this 80% test, “Senior Loans” are first lien senior secured floating rate bank loans. A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions, including the Fund, to one or more corporations, partnerships or other business entities and pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate. A Senior Loan is senior to all unsecured claims against the borrower and senior or equal to all other secured claims, meaning that, in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence. Senior Loans in which the Fund may invest, may include covenant-lite loans, which may contain fewer or no maintenance covenants compared to other loans.Each of the Fund's Senior Loan investments is expected to have no less than $250 million par outstanding.The Fund invests predominantly in Senior Loans that are made to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Fund may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. Under normal market conditions, it is expected that the Fund's Senior Loan investments will maintain an average interest rate duration of less than 90 days. Loan interest rate duration is based on the actual remaining time until the applicable reference rate is reset for each individual loan.In selecting securities for the Fund, the Fund's sub-adviser, Blackstone Liquid Credit Strategies LLC (the “Sub-Adviser”), seeks to construct a portfolio of loans that it believes is less volatile than the general loan market. In addition, when making investments, the Sub-Adviser seeks to maintain appropriate liquidity and price transparency for the Fund. On an on-going basis, the Sub-Adviser adds or removes those individual loans that it believes will cause the Fund to outperform or underperform the Index. The Fund's strategy may result in a high portfolio turnover rate.When identifying prospective investment opportunities in Senior Loans, the Sub-Adviser currently intends to invest principally in Senior Loans that are below investment-grade quality and will rely on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund's capital. While credit ratings assigned by Moody's Investors Service, Inc., S&P Global Ratings and/or Fitch Ratings Inc. (the “SROs” (statistical rating agencies)) will be considered, such ratings will not be determinative in the Sub-Adviser's process in the selection of specific debt securities (including Senior Loans). The Senior Loans and other securities that the Sub-Adviser is likely to select for investment in by the Fund will typically be rated below investment-grade quality by one or more of the SROs or, if unrated, will typically, in the opinion of the Sub-Adviser, be of similar credit quality. The Sub-Adviser expects to invest in Senior Loans, other loans and bonds of companies, including high yield securities (commonly known as “junk” bonds), collateralized loan obligations (“CLOs”) (including investment-grade and below investment-grade tranches of CLOs) and Rule 144A securities, possessing the following attributes, which it believes will help generate higher risk adjusted total returns.Leading, defensible market positions. The Sub-Adviser intends to invest in loans made to and bonds issued by companies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Sub-Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.Investing in companies with positive cash flow. The Sub-Adviser intends to invest primarily in loans made to and bonds issued by established companies which have demonstrated a record of profitability and cash flows over several economic cycles. The Sub-Adviser believes such companies are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Sub-Adviser does not intend to invest primarily in start-up companies, companies in turnaround situations or companies with speculative business plans.Proven management teams. The Sub-Adviser intends to focus on investments in loans made to and bonds issued by companies that have experienced management teams with established track records of success. The Sub-Adviser will typically require companies to have in place proper incentives to align management's goals with the Fund's goals.Private equity sponsorship. The Sub-Adviser may seek to invest in loans made to and bonds issued by issuers sponsored by what it believes to be high-quality private equity firms. The Sub-Adviser believes that a private equity sponsor's willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise.Diversification, concentration and reliance on other lenders. The Sub-Adviser will seek to invest broadly among companies and industries, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Fund's portfolio. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries. Loans, and the collateral securing them, are typically monitored by agents for the lenders, which may be the originating bank or banks. The Fund may be affected by the creditworthiness of the agent bank and other intermediate participants in a Senior Loan, in addition to the borrower, since rights that may exist under the loan against the borrower if the borrower defaults are typically asserted by or through the agent bank or intermediate participant. Agents are typically large commercial banks, although for Senior Loans that are not broadly syndicated they can also include thrift institutions, insurance companies or finance companies (or their affiliates). Such companies may be especially susceptible to the effects of changes in interest rates resulting from changes in U.S. or foreign fiscal or monetary policies, governmental regulations affecting capital raising activities or other economic or market fluctuations.If circumstances cause the Sub-Adviser to determine there is a likelihood the value of an existing investment will decline over time, the Fund may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser's determination may, but will not necessarily, coincide with a downgrade of the Senior Loan or other security's credit rating.The Fund may also invest in repurchase agreements and enter into reverse repurchase agreements for cash management purposes.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% test, “Senior Loans” are first lien senior secured floating rate bank loans. A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions, including the Fund, to one or more corporations, partnerships or other business entities and pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate. A Senior Loan is senior to all unsecured claims against the borrower and senior or equal to all other secured claims, meaning that, in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence. Senior Loans in which the Fund may invest, may include covenant-lite loans, which may contain fewer or no maintenance covenants compared to other loans.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Each of the Fund's Senior Loan investments is expected to have no less than $250 million par outstanding.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In pursuing its investment objective, the Fund seeks to outperform the Morningstar LSTA US Leveraged Loan Index (the “Index”) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in Senior Loans.
State Street DoubleLine Short Duration Total Return Tactical ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any credit quality (subject to certain limits described below). The Fund will provide shareholders with at least 60 days' notice prior to any change in this 80% investment policy. Fixed income securities in which the Fund principally invests are defined as securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury (“TIPS”); securities issued or guaranteed by state or local governments or their agencies or instrumentalities (commonly known as municipal bonds) (the Fund may invest up to 20% of its portfolio in municipal bonds); asset-backed securities (“ABS”) (which include the following: agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), and any other agency and non-agency asset-backed securities (“NAABS”)); collateralized debt obligations (“CDOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized mortgage obligations (“CMOs”); and Real Estate Mortgage Investment Conduits (“REMICs”) and Re-REMICs (which are REMICs that have been resecuritized); stripped securities (i.e., interest rate only and principal only securities); zero coupon securities; foreign (including emerging markets) and domestic corporate bonds; sovereign debt; bank loans; preferred securities; and exchange-traded products, including exchange-traded funds and exchange-traded notes, that invest in fixed income securities. To the extent applicable, debt instruments that comprise fixed income securities may be either fixed rate securities, floating rate securities, or variable rate securities. The Fund may also invest in cash and other short-term instruments, as well as restricted securities. The Fund intends to invest at least 25% of its net assets, in the aggregate, in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations, and privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Transactions in mortgage pass-through securities may occur through the use of TBA Transactions. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date. The Fund may settle a TBA Transaction on the settlement date by paying for and accepting actual receipt or delivery of the pools. The Fund may also sell its obligation to purchase the pools prior to the settlement date and enter into a new TBA Transaction for future delivery of pools of mortgage pass-through securities, sometimes referred to as a “TBA roll.”The Fund may invest up to 20% of its net assets in corporate high yield securities (commonly known as “junk” bonds). Under normal circumstances, the combined total of corporate, sovereign, non-agency and all other debt rated below investment-grade will not exceed 40% of the Fund's net assets. Below investment-grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody's or equivalent ratings by another registered NRSRO or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub-Adviser. The Sub-Adviser strives to allocate securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. The Fund may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer's securities are traded principally in an emerging country; or (iii) during the issuer's most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries. The Sub-Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration between 1 and 3 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Sub-Adviser actively manages the Fund's asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Fund's investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:• security selection within a given sector;• relative performance of the various market sectors;• the shape of the yield curve; and• fluctuations in the overall level of interest rates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities in which the Fund principally invests are defined as securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury (“TIPS”); securities issued or guaranteed by state or local governments or their agencies or instrumentalities (commonly known as municipal bonds) (the Fund may invest up to 20% of its portfolio in municipal bonds); asset-backed securities (“ABS”) (which include the following: agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), and any other agency and non-agency asset-backed securities (“NAABS”)); collateralized debt obligations (“CDOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized mortgage obligations (“CMOs”); and Real Estate Mortgage Investment Conduits (“REMICs”) and Re-REMICs (which are REMICs that have been resecuritized); stripped securities (i.e., interest rate only and principal only securities); zero coupon securities; foreign (including emerging markets) and domestic corporate bonds; sovereign debt; bank loans; preferred securities; and exchange-traded products, including exchange-traded funds and exchange-traded notes, that invest in fixed income securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Sub-Adviser actively manages the Fund's asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Fund's investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:• security selection within a given sector;• relative performance of the various market sectors;• the shape of the yield curve; and• fluctuations in the overall level of interest rates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any credit quality (subject to certain limits described below).
State Street DoubleLine Total Return Tactical ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Fund's net assets in a portfolio of fixed income securities of any credit quality.Fixed income securities in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; agency and non-agency residential mortgage-backed securities (“RMBS”); agency and non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency asset-backed securities (“ABS”); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments including emerging markets; bank loans (primarily senior loans, including loan participations or assignments whose loan syndication exceeds $300 million); municipal bonds; and other securities (such as perpetual bonds) bearing fixed interest rates of any maturity.The Fund may also invest in collateralized loan obligations, floating rate securities (including floating rate loans), variable rate securities, Rule 144A securities, and repurchase agreements and may enter into reverse repurchase agreements. The Fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies).The Fund intends to invest at least 20% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities. The Fund may invest a substantial portion of its assets in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae)” or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined prior to settlement date. The Fund may settle a TBA Transaction on the settlement date by paying for and accepting actual receipt or delivery of the pools. The Fund may also sell its obligation to purchase the pools prior to the settlement date and enter into a new TBA Transaction for future delivery of pools of mortgage pass-through securities, sometimes referred to as a “TBA roll.”The Fund may invest up to 25% of its net assets in corporate high yield securities (commonly known as “junk” bonds). Under normal circumstances, the combined total of corporate, sovereign, non-agency and all other debt rated below investment-grade will not exceed 40% of the Fund's net assets. The Sub-Adviser strives to allocate below investment-grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment-grade securities are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody's or equivalent ratings by another registered NRSRO, or, if unrated by an NRSRO, of comparable quality in the opinion of the Sub-Adviser.The Fund may invest up to 15% of its net assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its net assets in securities and instruments that are economically tied to emerging market countries. The Fund generally considers an issuer to be economically tied to an emerging market country if: (i) the issuer is organized under the laws of an emerging country; (ii) the issuer's securities are traded principally in an emerging country; or (iii) during the issuer's most recent fiscal year it derived at least 50% of its revenues, earnings before interest, taxes, depreciation, and amortization, or profits from goods produced or sold by, investments made in, or services performed in emerging countries, or it had at least 50% of its assets in emerging countries.The Sub-Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than 1 year and no more than 8 years. The duration of the portfolio may vary materially from its target, from time to time. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may use futures, including U.S. Treasury futures, to manage the Fund's duration and yield curve exposure.The Sub-Adviser actively manages the Fund's asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Fund's investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:• Security selection within a given sector;• Relative performance of the various market sectors;• The shape of the yield curve; and• Fluctuations in the overall level of interest rates.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; agency and non-agency residential mortgage-backed securities (“RMBS”); agency and non-agency commercial mortgage-backed securities (“CMBS”); agency and non-agency asset-backed securities (“ABS”); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments including emerging markets; bank loans (primarily senior loans, including loan participations or assignments whose loan syndication exceeds $300 million); municipal bonds; and other securities (such as perpetual bonds) bearing fixed interest rates of any maturity.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Sub-Adviser actively manages the Fund's asset class exposure using a top-down approach based on analysis of sector fundamentals and rotates Fund assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom-up approach. Under normal circumstances, the Sub-Adviser uses a controlled risk approach in managing the Fund's investments. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:• Security selection within a given sector;• Relative performance of the various market sectors;• The shape of the yield curve; and• Fluctuations in the overall level of interest rates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, DoubleLine Capital LP (the “Sub-Adviser” or “DoubleLine”) will invest at least 80% of the Fund's net assets in a portfolio of fixed income securities of any credit quality.
State Street Loomis Sayles Opportunistic Bond ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Loomis, Sayles & Company, L.P. (the “Sub-Adviser”) actively manages the Fund's assets utilizing a “multi-asset credit strategy” that seeks to capture credit risk premiums in markets that it believes can offer strong risk-adjusted return potential over a full market cycle.Under normal circumstances, the Sub-Adviser will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes), directly, or indirectly through underlying exchanged-traded funds (“ETFs”), in debt obligations.Debt obligations in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; securitized credit securities, such as agency and non-agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, agency and non-agency asset-backed securities and collateralized debt obligations (including collateralized loan obligations) (“Securitized Credit Securities”); debt obligations issued by domestic or foreign private sector entities, including issuers located in emerging markets; debt obligations issued by foreign governments and their agencies and instrumentalities, including issuers located in emerging markets; debt obligations issued by supranational entities; debt securities issued pursuant to Rule 144A or Regulation S under the Securities Act of 1933; structured notes; and bank loans (primarily senior loans). Such debt obligations may be issued at fixed, variable, floating, adjustable or zero coupon rates. The Fund may also invest in hybrid securities that combine debt and equity characteristics, such as preferred securities, convertible preferred securities and contingent convertible securities (“CoCos”). The Fund may also enter into repurchase agreements and reverse repurchase agreements. The Fund may invest up to 10% of its assets in non-U.S. dollar-denominated debt obligations and any such debt obligations will be hedged back to the U.S. dollar.The Fund may also invest in derivatives including: futures and forward contracts; swaps (including credit default swaps, total return swaps, interest rate swaps, and index swaps); options and swaptions; interest rate caps, floors and collars; warrants and other rights; and contracts for differences. Such derivatives may include those derivatives where the underlying assets are based on one or more securities, indices, currencies, interest rates and loans, and may be deliverable or non-deliverable. The Fund may conduct foreign currency transactions on a spot or forward basis. The Fund may use derivatives to hedge the Fund's portfolio (e.g., to hedge against currency fluctuations), as well as for investment purposes (e.g., to gain exposure to certain issuers or markets). The Fund may also invest in ETFs registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (including ETFs advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”)) to gain exposure to certain asset classes and/or securities.The Fund may invest in debt obligations of any credit quality and may invest up to 100% of its net assets in debt instruments that are rated below investment grade or are unrated but determined by the Sub-Adviser to be of comparable quality (commonly known as “high-yield” investments or “junk” bonds). The Fund may invest up to 60% of its net assets in bank loans and may invest up to 25% of its net assets in Securitized Credit Securities. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries.The Sub-Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration of 0 to 7 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.In pursuing its investment objective, the Fund seeks to outperform the State Street Loomis Sayles Opportunistic Bond Composite Index, a composite benchmark comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans. The investment grade corporate bond portion of the composite benchmark is represented by the Bloomberg US Corporate Bond Index, the high yield corporate bond portion is represented by the Bloomberg US High Yield 2% Issuer Capped Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index.The Sub-Adviser determines asset class allocation by evaluating the current stage of the credit cycle and the attractiveness of the various asset classes. Such evaluation features macroeconomic, asset class and industry analysis driven by real-time market data, economic releases, and trading patterns, coupled with the Sub-Adviser's quantitative economic and market cycle identifying models. In selecting securities for the Fund within a specific asset class, the Sub-Adviser utilizes a security-specific valuation framework driven by the portfolio management team's daily interaction with the Sub-Adviser's sector teams integrating quantitative analysis with the Sub-Adviser's internal fundamental research.The Sub-Adviser uses a comprehensive risk controlled approach in managing the Fund's investments to seek to control the principal risk components of the fixed income markets. The decision to sell or adjust positions is driven by the relative value of the security, spread, and risk-adjusted return expectations versus current levels. The Sub-Adviser typically sells a security (i) when it is no longer consistent with the Sub-Adviser's view of market trends; (ii) when it is no longer attractive on a relative value basis, given any inherent risks; or (iii) to control for risk.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Debt obligations in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; securitized credit securities, such as agency and non-agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, agency and non-agency asset-backed securities and collateralized debt obligations (including collateralized loan obligations) (“Securitized Credit Securities”); debt obligations issued by domestic or foreign private sector entities, including issuers located in emerging markets; debt obligations issued by foreign governments and their agencies and instrumentalities, including issuers located in emerging markets; debt obligations issued by supranational entities; debt securities issued pursuant to Rule 144A or Regulation S under the Securities Act of 1933; structured notes; and bank loans (primarily senior loans). Such debt obligations may be issued at fixed, variable, floating, adjustable or zero coupon rates.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Sub-Adviser determines asset class allocation by evaluating the current stage of the credit cycle and the attractiveness of the various asset classes. Such evaluation features macroeconomic, asset class and industry analysis driven by real-time market data, economic releases, and trading patterns, coupled with the Sub-Adviser's quantitative economic and market cycle identifying models. In selecting securities for the Fund within a specific asset class, the Sub-Adviser utilizes a security-specific valuation framework driven by the portfolio management team's daily interaction with the Sub-Adviser's sector teams integrating quantitative analysis with the Sub-Adviser's internal fundamental research.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Sub-Adviser will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes), directly, or indirectly through underlying exchanged-traded funds (“ETFs”), in debt obligations.
State Street Nuveen Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In pursuing its investment objective, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal bonds that pay income that is exempt from regular federal income tax.The municipal bonds selected by Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may include tax-exempt municipal securities issued by states, cities, counties, districts, territories or possessions of the United States and the District of Columbia and their respective subdivisions, agencies, authorities and instrumentalities. Municipal bonds may include state and local general obligation bonds, revenue bonds, pre-refunded bonds, insured bonds and municipal lease obligations. Securities selected by the Sub-Adviser may include when-issued securities. Under normal market conditions, the Fund's investment portfolio will consist primarily of municipal bonds rated Baa3/BBB-/BBB- or higher by Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), respectively; however, the Fund may invest in municipal bonds of any credit quality, including up to 20% of its net assets in bonds rated Ba1/BB+/BB+ or lower (bonds considered below investment grade and commonly referred to as “high yield” or “junk” bonds) by Moody's, S&P or Fitch, respectively (or unrated bonds judged by the Sub-Adviser to be of comparable quality). Under normal circumstances, the Sub-Adviser will target a weighted average duration for the Fund's portfolio between 4.5 – 7 years and a weighted average maturity for the Fund's portfolio between 5 – 15 years.In selecting securities for the Fund, the Sub-Adviser utilizes a value-oriented strategy which is designed to identify higher-yielding and undervalued municipal bonds that offer above-average total return potential. In identifying potential municipal bond investments to purchase or sell, the Sub-Adviser's investment process may incorporate, among other things, credit analysis and surveillance, sector analysis, industry concentration analysis, trading strategies, and yield curve and structural analysis. The Sub-Adviser may choose to sell municipal bonds with deteriorating credit and/or limited upside potential compared to other available bonds.The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund) for cash management purposes.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The municipal bonds selected by Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may include tax-exempt municipal securities issued by states, cities, counties, districts, territories or possessions of the United States and the District of Columbia and their respective subdivisions, agencies, authorities and instrumentalities. Municipal bonds may include state and local general obligation bonds, revenue bonds, pre-refunded bonds, insured bonds and municipal lease obligations.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, the Sub-Adviser utilizes a value-oriented strategy which is designed to identify higher-yielding and undervalued municipal bonds that offer above-average total return potential. In identifying potential municipal bond investments to purchase or sell, the Sub-Adviser's investment process may incorporate, among other things, credit analysis and surveillance, sector analysis, industry concentration analysis, trading strategies, and yield curve and structural analysis.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In pursuing its investment objective, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal bonds that pay income that is exempt from regular federal income tax.
State Street Fixed Income Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly, or indirectly through underlying exchange-traded funds (“ETFs”), in fixed income securities.In particular, the Fund primarily allocates its assets among ETFs that each focus on one or more of the following sectors of the fixed income market: (i) securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; (ii) inflation protected public obligations of the U.S. Treasury; (iii) U.S. corporate securities; (iv) U.S. mortgage-backed securities; (v) high yield securities (commonly known as “junk” bonds); (vi) international government and corporate securities, including emerging markets; (vii) first lien senior secured floating rate bank loans; (viii) floating and variable rate securities; (ix) asset-backed securities; and (x) cash equivalents (i.e., securities maturing in less than one year) (each, a “Fixed Income Sector” and collectively, the “Fixed Income Sectors”). The Fund may also invest directly in fixed income securities within any of the Fixed Income Sectors.SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund's investment adviser, allocates the Fund's assets based on a risk-aware, top-down approach to construct a portfolio that seeks to overweight the Fund's exposure to the most attractive Fixed Income Sectors. The Adviser develops long-term structural and intermediate cyclical views to establish the Fund's asset allocation through analyzing macroeconomic factors, financial conditions, and industry and sector trends. The Fund may invest in individual fixed income securities to increase the Fund's exposure to the issuers of such securities and for risk management purposes. Individual fixed income securities are identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment. It is possible the Fund may not have exposure to all Fixed Income Sectors at all times.The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services. The Fund or ETFs in which the Fund invests may use derivative instruments (primarily forward and futures contracts; interest rate, credit default, and total return swaps; and options) to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds, including money market funds advised by the Adviser.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In particular, the Fund primarily allocates its assets among ETFs that each focus on one or more of the following sectors of the fixed income market: (i) securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; (ii) inflation protected public obligations of the U.S. Treasury; (iii) U.S. corporate securities; (iv) U.S. mortgage-backed securities; (v) high yield securities (commonly known as “junk” bonds); (vi) international government and corporate securities, including emerging markets; (vii) first lien senior secured floating rate bank loans; (viii) floating and variable rate securities; (ix) asset-backed securities; and (x) cash equivalents (i.e., securities maturing in less than one year) (each, a “Fixed Income Sector” and collectively, the “Fixed Income Sectors”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund's investment adviser, allocates the Fund's assets based on a risk-aware, top-down approach to construct a portfolio that seeks to overweight the Fund's exposure to the most attractive Fixed Income Sectors. The Adviser develops long-term structural and intermediate cyclical views to establish the Fund's asset allocation through analyzing macroeconomic factors, financial conditions, and industry and sector trends. The Fund may invest in individual fixed income securities to increase the Fund's exposure to the issuers of such securities and for risk management purposes. Individual fixed income securities are identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) directly, or indirectly through underlying exchange-traded funds (“ETFs”), in fixed income securities.
State Street Global Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) primarily invests the assets of the Fund among exchange traded products (“ETPs”) that provide balanced exposure to domestic and international debt and equity securities. The Fund typically allocates approximately 60% of its assets to equity securities, though this percentage can vary based on the Adviser's tactical decisions. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift. The Fund's indirect holdings by virtue of investing in ETPs representing these asset classes consist of a diversified mix of domestic and international, including emerging market, equity securities across all market capitalizations, investment-grade and high yield government and corporate bonds (high yield bonds are commonly known as “junk” bonds), inflation protected securities, mortgage pass-through securities, commercial mortgage backed securities, asset backed securities, commodities and real estate investment trusts (“REITs”). The Fund, through its investments in ETPs, will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the U.S. and will generally hold securities of issuers economically tied to at least three countries, including the U.S. In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg L.P., a widely recognized provider of market information. However, the Adviser may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer's country of domicile, where more than 50% of an issuer's revenues are generated or where an issuer's primary exchange is located. As a result, a security may be economically tied to more than one country.ETPs in which the Fund invests include exchange-traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Fund may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as money market funds (including money market funds advised by the Adviser).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) primarily invests the assets of the Fund among exchange traded products (“ETPs”) that provide balanced exposure to domestic and international debt and equity securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg L.P., a widely recognized provider of market information. However, the Adviser may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer's country of domicile, where more than 50% of an issuer's revenues are generated or where an issuer's primary exchange is located.
State Street Income Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) primarily invests the assets of the Fund among exchange traded products (“ETPs”) that provide exposure to five primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment-grade and high yield debt securities (commonly known as “junk” bonds); (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) first lien senior secured floating rate bank loans, commonly referred to as “Senior Loans”; and (v) real estate investment trusts (“REITs”), including equity REITs and mortgage REITs.The Fund's allocation among those asset classes will be in proportions consistent with the Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser's view, will best meet the Fund's investment objective. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift. The Fund's indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international, including emerging markets, equity securities, investment-grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, Senior Loans and REITs.ETPs in which the Fund invests include exchange-traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), and exchange traded notes (“ETNs”). The Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as money market funds (including money market funds advised by the Adviser).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) primarily invests the assets of the Fund among exchange traded products (“ETPs”) that provide exposure to five primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment-grade and high yield debt securities (commonly known as “junk” bonds); (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) first lien senior secured floating rate bank loans, commonly referred to as “Senior Loans”; and (v) real estate investment trusts (“REITs”), including equity REITs and mortgage REITs.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund's allocation among those asset classes will be in proportions consistent with the Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser's view, will best meet the Fund's investment objective. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift.
State Street Multi-Asset Real Return ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the net assets of the Fund among exchange traded products (“ETPs”) that provide exposure to the following primary asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities; (ii) domestic and international real estate securities; (iii) commodities; (iv) publicly-traded domestic and international infrastructure companies; and (v) publicly-traded domestic and international companies in natural resources and/or commodities businesses. Publicly-traded companies in infrastructure businesses may include energy, industrial, and utility companies. Publicly-traded companies in natural resources and/or commodities businesses may include agriculture, energy, and metals and mining companies. The Fund's allocation among these asset classes will be in proportions consistent with the Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser's view, will best meet the Fund's investment objective. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding qualitative factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift. The Fund's indirect holdings by virtue of investing in ETPs representing those asset classes will consist of a diversified mix of domestic and international equity securities, including emerging markets, government bonds, inflation protected securities, commodities and real estate investment trusts (“REITs”). The Fund may invest in ETPs that gain exposure to commodities through the use of derivatives. The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.ETPs in which the Fund invests include exchange-traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Fund may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as money market funds (including money market funds advised by the Adviser).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund's allocation among these asset classes will be in proportions consistent with the Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser's view, will best meet the Fund's investment objective. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding qualitative factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the net assets of the Fund among exchange traded products (“ETPs”) that provide exposure to the following primary asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities; (ii) domestic and international real estate securities; (iii) commodities; (iv) publicly-traded domestic and international infrastructure companies; and (v) publicly-traded domestic and international companies in natural resources and/or commodities businesses.
State Street Ultra Short Term Bond ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a portfolio of U.S. dollar-denominated investment-grade fixed income securities.Investment-grade fixed income securities are instruments that are rated at the time of purchase BBB- or higher by S&P Global Ratings and/or Fitch Ratings Inc., or Baa3 or higher by Moody's Investors Service, Inc., or, if unrated, determined by the management team to be of equivalent quality. The Fund invests in fixed and floating rate securities of varying maturities, such as corporate obligations (including bonds, commercial paper of U.S. and foreign entities, master notes, and medium term notes); government bonds (including U.S. Treasury Bills, notes, and bonds); agency securities; privately-issued securities; asset-backed and mortgage-backed securities; money market instruments (including U.S. and foreign bank time deposits, certificates of deposit, and banker acceptances); and other investment companies. The Fund may invest up to 10% of the Fund's net assets in high yield securities (commonly known as “junk” bonds). The Fund may also invest in exchange traded products (“ETPs”). ETPs include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”) and exchange traded notes (“ETNs”). In addition, the Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.Under normal circumstances, the effective duration of the Fund is expected to be one year or less. Effective duration is a measure of the Fund's price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security's price sensitivity to changes in yield or interest rates. In addition, under normal circumstances the Fund expects to maintain a weighted average maturity that is two and a half years or less. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date, or for amortizing securities such as asset-backed and mortgage-backed securities, its weighted average life will be used for calculation purposes. The Adviser buys and sells securities for the Fund based on its analysis of credit quality and overall portfolio duration. The Adviser may also use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per share.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Investment-grade fixed income securities are instruments that are rated at the time of purchase BBB- or higher by S&P Global Ratings and/or Fitch Ratings Inc., or Baa3 or higher by Moody's Investors Service, Inc., or, if unrated, determined by the management team to be of equivalent quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser buys and sells securities for the Fund based on its analysis of credit quality and overall portfolio duration.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a portfolio of U.S. dollar-denominated investment-grade fixed income securities.
State Street US Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund primarily invests its assets in securities of other exchange-traded funds (“ETFs”) and common stocks of individual U.S. companies. In particular, the Fund allocates its assets among (i) ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”) and (ii) common stocks of companies included in the Equity Sectors (“Equity Sector Common Stocks”). As of the date of this Prospectus, the Equity Sectors include: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, real estate, information technology and utilities. Components of the S&P 500 Index, and the sector classifications as determined by GICS, are subject to change and are not controlled by the Fund or the Adviser.SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund's investment adviser, allocates the Fund's investment exposures among the Equity Sectors based on a proprietary sector selection model. The sector selection model first incorporates macroeconomic, financial and market data to arrive at a projected return forecast for each Equity Sector. Using these projected return forecasts, the model then allocates the weightings of each Equity Sector to construct a target Equity Sector allocation (the “Target Equity Sector Allocation”) that seeks to maximize expected return. The portfolio's final sector allocation is subject to the Adviser's risk and diversification constraints, which limit the amount an Equity Sector may represent in the portfolio. The Adviser may not fully implement the results of the sector selection model if it believes the model does not take into account all relevant data, or that a different evaluation or weighting of the data is more appropriate. It is possible the Fund may not have exposure to all Equity Sectors at all times. The Adviser obtains exposure to specific Equity Sectors by allocating assets primarily among the corresponding Equity Sector ETFs and/or Equity Sector Common Stocks based on a proprietary optimization-based portfolio construction process designed to limit the variance between (i) the return of the Fund's investments and (ii) the return of the Target Equity Sector Allocation.The Adviser typically rebalances the Fund's portfolio on a monthly basis, although rebalancing may occur more frequently depending on market conditions. The Adviser buys and sells securities for the Fund at each rebalancing based on the results of the process described above. As a result of frequent rebalances, the Fund may experience a high turnover rate.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes) directly or indirectly through the underlying ETFs, in securities of U.S. companies. The Fund may invest in ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund primarily invests its assets in securities of other exchange-traded funds (“ETFs”) and common stocks of individual U.S. companies. In particular, the Fund allocates its assets among (i) ETFs that each focus on common stocks of companies included in an individual sector of the S&P 500® Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”) and (ii) common stocks of companies included in the Equity Sectors (“Equity Sector Common Stocks”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the Fund's investment adviser, allocates the Fund's investment exposures among the Equity Sectors based on a proprietary sector selection model. The sector selection model first incorporates macroeconomic, financial and market data to arrive at a projected return forecast for each Equity Sector. Using these projected return forecasts, the model then allocates the weightings of each Equity Sector to construct a target Equity Sector allocation (the “Target Equity Sector Allocation”) that seeks to maximize expected return.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes) directly or indirectly through the underlying ETFs, in securities of U.S. companies.